FOLEY HOAG LLP ATTORNEYS AT LAW December 23, 2004	Carol Hempfling Pratt Boston Office 617-832-1148 cpratt@foleyhoag.com

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 5th Street, N.W.
Washington, D.C. 20549

Re:           Benjamin Franklin Bancorp Registration Statement on Form S-4

Ladies and Gentlemen:

     On behalf of Benjamin Franklin Bancorp, Inc., Franklin, Massachusetts (the “Registrant”), following this letter is a direct transmission (modem) filing of Registration Statement on Form S-4 (the “Registration Statement”). This filing is made pursuant to The Securities Act of 1933, as amended.

     The enclosed Registration Statement relates to the shares of Common Stock of the Registrant to be offered in connection with the proposed acquisition by Registrant of Chart Bank, A Cooperative Bank, located in Waltham, Massachusetts. Chart Bank is a privately held Massachusetts-chartered cooperative bank. In the acquisition, 55% of the consideration will be paid in newly issued shares of Benjamin Franklin Bancorp common stock and 45% of the consideration will be paid in cash. Much of the enclosed Form S-4 is identical to the Registration Statement on Form S-1 recently filed by Registrant in connection with its proposed conversion from mutual to stock form (other than changes in cross references and changes in references to Benjamin Franklin Bancorp from first person to third person).

     Please note that applying Rule 457(f) in this circumstance results in a registration fee of $0. The reason for this is that there is no market for the Chart Bank common stock being received by the Registrant in the merger. As a result, Rule 457(f)(2) provides that the registration fee is calculated based on the book value of the outstanding shares of common stock of Chart Bank, which was $17,546,000 as of September 30, 2004. Pursuant to Rule 457(f)(3), this amount is reduced by the maximum amount of cash to be paid by Registrant for such shares, which is $21,544,988 (1,557,000 shares

Securities and Exchange Commission
Division of Corporation Finance
December 23, 2004

and options outstanding, times the purchase price of $30.75, times 0.45, the cash percentage of the merger consideration). Since $17,546,000 reduced by $21,544,988 results in a negative number, the registration fee is $0. I confirmed this analysis in a phone call to the Office of the Chief Counsel of the Division of Corporation Finance.

     If you have any questions or require any further information with respect to the Registration Statement or any matters relating to this filing, please telephone the undersigned at (617) 832-1000. If I am not available, Peter Coogan or Janene Ásgeirsson of this office should be in a position to assist you.

     Thank you very much for your assistance.

Very truly yours,
/s/ Carol Hempfling Pratt
Carol Hempfling Pratt

CHP

cc:	Todd K. Schiffman — Securities and Exchange Commission
Barry McCarty — Securities and Exchange Commission
Thomas R. Venables
Claire S. Bean
Robin P. Suskind
Marc P. Levy, Esq.
Daniel Adams, Esq.